Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 1,276.54
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 1,276.54
Offset Table N/A	N/A
Securities 424I N/A
Total Fee and Interest Amount	1,276.54